Intangible Assets (Details 1)	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 146,824
2022	146,824
2023	87,896
2024	68,253
2025	34,127
Total	$ 483,924